Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10 — COMMITMENTS AND CONTINGENCIES:

From time to time, the Company may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm the Company’s business.

In September 2020, two securities class action complaints were filed in the United States District Court for the Eastern District of New York against the Company and certain then-current officers and a director, which were subsequently consolidated and captioned as White v. Nano-X Imaging Ltd. et al., Case No. 1:20-cv-04355 (the “White Action”), alleging violations of securities laws on behalf of all persons and entities that purchased or otherwise acquired the Company’s publicly traded securities between August 21, 2020 and September 15, 2020, and seeking unspecified damages. In addition, on October 5, 2021, a class action complaint was filed in the United States District Court for the Eastern District of New York against the Company and certain of its officers, captioned McLaughlin v. Nano-X Imaging Ltd. et al., Case No. 1:21-cv-05517 (the “McLaughlin Action”). The amended complaint in that action, filed on April 12, 2022, alleges that defendants violated the federal securities laws in connection with certain disclosures concerning the cost of the Nanox.ARC system as well as the comparison of the Nanox.ARC to CT scanners, among other allegations. The Lead Plaintiff in the McLaughlin Action seeks to represent a class of investors who purchased the Company’s publicly-traded securities between August 21, 2020 and November 17, 2021. The Company entered into a term sheet on April 28, 2023, to settle all shareholder class action litigation related to the McLaughlin Action and the consolidated White Action. On June 2, 2023, the Company entered into a formal settlement agreement to settle the McLaughlin Action and the consolidated White Action for $8 million. On October 31, 2023, Magistrate Judge Kuo preliminarily approved the settlement and on February 15, 2024, held a final approval hearing, during which she requested that the parties submit updated settlement claims information by letter on or before February 29, 2024 for incorporation into a final report and recommendation. The parties submitted the letter on February 29, 2024, and on April 17, 2024, Magistrate Judge Kuo issued a report and recommendation recommending that Judge Kovner grant the motion for final approval of the settlement. On May 7, 2024, Judge Kovner entered an order adopting Magistrate Judge Kuo’s report and recommendation and finally approving the settlement. On May 10, 2024, the judgment was entered, and the case was dismissed with prejudice. Due to the settlement agreement, during December, 2023 the Company deposited $5 million and the D&O insurance carrier deposited $3 million (The $3 million was recorded as other income in the consolidated statements of operations and comprehensive loss) in a trust account in connection with the settlement agreement.

The Division of Enforcement of the U.S. Securities & Exchange Commission (the “SEC” or the “Commission”) conducted an investigation to determine whether there had been any violations of the federal securities laws, relating to the development cost of the Company’s Nanox.ARC prototypes, as well as the Company’s estimate for the cost of assembling the final Nanox.ARC product at scale, among other things. The Company and Ran Poliakine, former Chairman of the Board of Directors of the Company, have reached final agreements with the SEC staff to settle this matter, which agreements were approved by the United States District Court for the Southern District of New York in October 2023. The Company paid a civil penalty in the amount of $650 recorded on Other expenses (income) and was permanently enjoined from violating Section 17(a)(2) of the Securities Act of 1933 (the “Securities Act”) and Section 13(a) of the Securities Exchange Act of 1934 (the “Exchange Act”) and Rules 12b-20 and 13a-1 thereunder. Mr. Poliakine paid disgorgement of $240, together with prejudgment interest of $27, paid a civil penalty of $150, and was permanently enjoined from violating Section 17(a)(2) of the Securities Act and aiding and abetting any violation of Section 13(a) of the Exchange Act and Rules 12b-20 and 13a-1 thereunder.

On May 1, 2023, the Company received a notice alleging several causes of action, including breach of a consulting agreement between the claimant and Nanox Imaging PLC (the “Gibraltar Entity”) that was entered into in 2015. The claimant’s demand from the Company is for the payment of approximately $1.26 million for unpaid consulting fees from the Gibraltar Entity and approximately $25 million connection with his claimed entitlement to securities in the Gibraltar Entity. On or about December 21, 2023, a claim was filed in Israel against the Company, the Gibraltar Entity and the late Mr. Ran Poliakine, based on allegations previously dismissed by a U.S. court In the State of California. The Company reiterates its strong denial of the plaintiff’s baseless claims and emphasizes that the Company was never a party to the consulting agreement with the plaintiff. In addition, the Company is not responsible for any potential liabilities of the Gibraltar Entity, which is a separate legal entity. On April 5, 2024, the Gibraltar Entity filed an amended claim and a request for an anti-suit injunction (“ASI”) in Gibraltar against the plaintiff. On November 18, 2024, the Gibraltar court granted the Gibraltar entity’s request and issued an ASI, preventing the plaintiff from continuing to pursue the present claim against the Gibraltar entity in Israel. As a result, the dispute between the plaintiff and the Gibraltar entity will be adjudicated before the Gibraltar court, in accordance with Gibraltar law.

In January 2025, the plaintiff filed a new claim against the Company with the Gibraltar court, which was dismissed due to procedural defects. The plaintiff filed an additional claim against the Company, which was served on the Company on December 25, 2025. The Company decided not to contest the jurisdiction of the Gibraltar court and consent to the Gibraltar Jurisdiction, and will therefore submit a statement of defense in Gibraltar court. In light of the above, on February 1, 2026, the plaintiff filed with the court in Israel a motion seeking to dismiss the claim submitted against the Company in Israel and thereby close the proceedings in Israel. The Company has submitted its response to the motion, together with a request for an award of costs, on April 26, 2026, in which it argued that there was no basis to file the claim against it in the first place, as its adjudication is contingent upon a prior determination of the date of termination of the engagement between the Plaintiff and Gibraltar Entity, before the court in Gibraltar, and only thereafter, to the extent it is determined that a breach occurred (which is denied), could the claims against the Company, which are wholly denied, be addressed.

On December 11, 2025, the Company received a letter from a shareholder detailing certain purported concerns and allegations relating to representations made during negotiations regarding a certain asset transaction. On April 19, 2026, the Company entered into a settlement agreement with said shareholder, pursuant to which the alleging shareholder, on its own behalf and on behalf of its shareholders, fully released us from any and all claims, including those mentioned in the shareholder’s letter, claims relating to the asset transaction, and claims relating to the relationship with the shareholder and its affiliates and shareholders. In return for the release, and without admission of any liability, the Company agreed to issue to the shareholder 450,000 ordinary shares.

As of December 31, 2025, the Company has accrued an amount of $1,260 thousand in connection with the above referenced complaint. The accrual was recorded against other expenses, net in the consolidated statements operations and comprehensive loss.

IIA grants

Under the Innovation Law (formerly known as the Encouragement of Industrial Research and Development Law, 5744-1984) as currently in effect, Nanox AI is required to pay royalties to the IIA of 3% on sales of products and services based on technology and know-how developed using such IIA research and development grants, until 100% (which may be increased under certain circumstances) of the grant, linked to the U.S. dollar and bearing interest at the SOFR rate, is repaid. As of December 31, 2025, Nanox AI had paid royalties to the IIA in the amount of approximately $90 and had a remaining liability to the IIA of approximately $3.9 million.